Other income, net (Tables)	9 Months Ended
Sep. 30, 2022
Other Income and Expenses [Abstract]
Schedule of Summary of Other Income, Net

A summary of Other income, net is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Gain on foreign exchange	$20,680	$5,573	$57,304	$8,755
Gain / (loss) on contingent consideration	147	(347)	(7,742)	11,115
Fair value gain on derivative instruments (1)	9,360	(357)	18,148	8,648
Fair value gain on warrant liabilities (2)	6,435	94,327	27,489	158,469
Interest expense, net, on related party balances	—	—	—	(121)
Gain on loan note repurchase (3)	6,760	—	9,752	—
Other (4)	(5,152)	(2,706)	(7,088)	(11,293)
Other income, net	$38,230	$96,490	$97,863	$175,573

(1)
During the nine months ended September 30, 2022, the Company entered into a new derivate financial instrument arrangement to mitigate interest risk on its variable-rate debt. The fair value gain on derivative instruments in the prior period related to derivative financial instruments associated with the Company's former credit facilities which were cancelled as of December 31, 2021 (See Note 8).
(2)
This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 2).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Other mainly relates to the loss on related party receivables (See Note 17) and certain banking fees.